Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Value Factor ETF	Nov. 29, 2024
Fidelity Value Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	23.02%
Past 5 years	14.19%
Since Inception	12.62%	[1]
Fidelity Value Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.48%
Past 5 years	13.70%
Since Inception	12.13%	[1]
Fidelity Value Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.94%
Past 5 years	11.32%
Since Inception	10.21%	[1]
IXZ6F
Average Annual Return:
Past 1 year	23.30%
Past 5 years	14.51%
Since Inception	12.94%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Since Inception	13.30%

[1]	A From September 12, 2016 .